Combined Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUE:
Minimum rent	$ 108,374	$ 103,505	$ 215,011	$ 208,485	$ 426,039	$ 421,957	$ 389,280
Overage rent	1,134	1,171	3,244	3,604	8,715	8,113	5,908
Tenant reimbursements	47,179	45,804	94,347	91,175	184,742	182,974	173,589
Other income	1,488	1,090	3,542	2,541	6,793	10,883	9,201
Total revenue	158,175	151,570	316,144	305,805	626,289	623,927	577,978
EXPENSES:
Property operating	26,219	25,455	52,359	49,820	104,089	106,241	98,681
Depreciation and amortization	47,288	45,101	93,256	90,400	182,828	189,187	155,514
Real estate taxes	18,752	18,395	38,699	38,357	76,216	76,361	71,157
Repairs and maintenance	4,934	5,503	12,084	10,889	22,584	22,208	22,861
Advertising and promotion	1,932	1,808	3,884	3,945	8,316	8,981	8,824
Provision for credit losses	619	(806)	1,405	(116)	572	1,904	901
Other	1,281	1,163	2,400	2,354	4,664	4,674	4,554
Total operating expenses	142,821	96,619	245,883	195,649	399,269	409,556	362,492
OPERATING INCOME	15,354	54,951	70,261	110,156	227,020	214,371	215,486
Interest expense	(22,677)	(13,737)	(36,594)	(27,456)	(55,058)	(58,844)	(55,326)
Income and other taxes	(66)	(24)	(141)	(102)	(196)	(165)	(157)
Income (loss) from unconsolidated entities	402	206	747	499	1,416	1,028	(143)
Gain upon acquisition of controlling interests and on sale of interests in properties	91,268		91,510	14,152	14,152
NET INCOME	84,281	41,396	125,783	97,249	187,334	156,390	159,860
Net income attributable to noncontrolling interests	14,480	7,145	21,590	16,769	31,853	26,659	27,317
NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ 69,801	$ 34,251	$ 104,193	$ 80,480	$ 155,481	$ 129,731	$ 132,543
EARNINGS PER COMMON SHARE, BASIC AND DILUTED
Net income attributable to common stockholders (in dollars per share)	$ 0.45	$ 0.22	$ 0.67	$ 0.52	$ 1.00	$ 0.84	$ 0.85